BORROWINGS - Components (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Short term borrowings:
Bank loans	$ 3,831,476	$ 716,723
Current portion of long term borrowings	1,183,926	322,525
Total current borrowings	5,015,402	1,039,248
Long term borrowings:
Bank loans	2,965,563	1,515,868
Total non current borrowings	2,965,563	1,515,868
Total borrowings	$ 7,980,965	$ 2,555,116